Income Taxes - Net Deferred Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Deferred income	$ 153	$ 33
Federal and state net operating loss carryforwards	900	932
Foreign net operating loss carryforwards	156	61
Tax credits	66	78
Accrued expenses and liabilities	162	2
Asset retirement obligation	1,231	1,677
Total deferred tax assets	2,668	2,783
Valuation allowance	(651)	(419)
Net deferred tax assets	2,017	2,364
Deferred tax liabilities:
Other	29	23
Depreciation, depletion and amortization	10,224	10,213
Total deferred tax liabilities	10,253	10,236
Net deferred income tax liability	$ 8,236	$ 7,872